Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2021
and
2020:

	2021	2020
Equipment and furnishings	$591,554	$543,836
Leasehold improvements	115,605	115,605
Total property and equipment	707,159	659,441
Accumulated depreciation and amortization	(550,221)	(511,700)
Property and equipment, net	$156,938	$147,741

Depreciation expense was
$38,521
and
$19,656
during the years ended
December 31, 2021
and
2020,
respectively.